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May 5, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Office of Filings, Information & Consumer Services

RE:      Kobren Insight Funds (the "Trust")
         File Nos. 333-12075/811-07813

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Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the above-referenced Trust, each dated May 1, 2003, do not differ from that contained in Post-Effective Amendment No. 17 (the "Amendment") to the Trust's Registration Statement on Form N-1A which was filed electronically on April 30, 2003 (Accession No. 0000950156-03-000178).

Any comments on this filing should be directed to Gail A. Hanson at (617) 535-0525 or the undersigned at (617) 535-0538.

Sincerely,


/s/ David M. Whitaker
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David M. Whitaker


cc:      Eric Godes
         Gail Hanson
         Michelle Rhee